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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07398

Invesco Pennsylvania Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Pennsylvania Value Municipal Income Trust Quarterly Schedule of Portfolio Holdings May 31, 2015

invesco.com/us	VK-CE-PAVMI-QTR-1 05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–157.04%(a)

Pennsylvania–148.08%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$3,000	$3,175,500
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2008, University RB	5.00%	03/01/21	1,165	1,263,536
Series 2011 A, University RB	5.50%	03/01/29	1,600	1,806,320
Series 2013 A, University RB	5.00%	03/01/33	1,600	1,768,560
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,093,540
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	735	735,051
Series 2005 A, RB	5.13%	04/01/35	3,145	3,131,193
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	2,750	3,090,175
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,320,559
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/31	740	742,886
Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2008 A, Ref. PCR	2.15%	03/01/17	2,300	2,316,376
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (b)	2.70%	04/02/18	770	782,128
Beaver (County of); Series 2009, Unlimited Tax GO Notes (b)(c)	5.55%	11/15/17	240	267,432
Series 2009, Unlimited Tax GO Notes (INS-AGM) (d)	5.55%	11/15/31	4,695	5,147,363
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (e)	6.13%	11/01/34	1,325	1,343,444
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/44	3,500	3,766,665
Bethlehem (City of); Series 2014, Gtd. Ref. Water RB	5.00%	11/15/30	1,575	1,766,268
Series 2014, Gtd. Ref. Water RB	5.00%	11/15/31	1,575	1,760,708
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	01/15/25	3,000	3,413,670
Bradford (County of) Industrial Development Authority (International Paper); Series 2005 B, Ref. Solid Waste Disposal RB (e)	5.20%	12/01/19	1,000	1,016,600
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	2,226,642
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	3,600	4,065,588
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2011, RB	6.25%	11/15/41	1,670	1,936,098
Series 2012 B, RB	5.00%	11/15/36	1,000	1,066,270
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	2,425	2,561,406
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/37	2,000	2,132,580
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS-AGM) (d)	5.00%	08/15/30	2,650	3,017,104
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	2,033,742
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/30	1,600	1,730,784
Series 2010, RB	6.00%	01/01/40	2,885	3,087,152
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	1,850	1,985,457
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB (b)(c)	5.00%	01/01/17	2,000	2,129,540
Series 2007, RB (b)(c)	5.00%	01/01/17	3,000	3,194,310
Series 2015, Ref. RB	5.00%	01/01/38	3,150	3,338,181
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	2,000	2,152,700
Daniel Boone Area School District; Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/18	635	712,445
Series 2008, Limited Tax GO Notes (b)(c)	5.00%	08/15/18	445	499,272
Series 2008, Limited Tax GO Notes	5.00%	08/15/32	920	1,008,090

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992 B, Ref. RB (c)	6.25%	07/01/16	$770	$793,955
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	5.75%	06/01/20	5,475	6,330,085
Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS-AGC) (d)	5.38%	04/01/34	1,000	1,128,150
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-AGC) (d)	5.75%	07/01/23	360	360,799
Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/19	1,875	1,983,394
Series 2010, RB	5.00%	06/01/23	975	1,005,284
Series 2010, RB	5.00%	06/01/24	1,755	1,803,438
Series 2010, RB	5.00%	06/01/25	750	768,315
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	325	328,000
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (d)(e)	5.00%	11/01/37	2,750	2,792,652
Series 2005 B, Water Facilities RB (INS-NATL) (d)(e)	5.00%	11/01/36	4,000	4,062,040
Series 2005 C, Water Facilities RB (INS-NATL) (d)(e)	5.00%	02/01/35	3,000	3,019,110
Delaware River Port Authority (Port District); Series 2012, Ref. RB	5.00%	01/01/25	2,175	2,484,872
Series 2012, Ref. RB	5.00%	01/01/27	1,290	1,457,842
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	2,000	2,190,460
Series 2013, RB	5.00%	01/01/31	1,000	1,129,410
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/17	4,375	4,779,644
Series 2002, RB	5.75%	07/01/32	2,500	3,006,600
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM) (d)	5.00%	07/01/24	3,025	3,420,640
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing); Series 2013, RB	5.00%	07/01/35	750	790,013
Series 2013, RB	5.00%	07/01/45	2,020	2,109,446
Series 2014, RB	5.00%	07/01/39	750	789,285
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/38	1,000	1,068,120
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	3,247,723
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	2,026,980
Geisinger Authority (Geisinger Health System Foundation); Series 2011 A1, Health System RB	5.13%	06/01/41	1,500	1,650,600
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/37	3,430	3,727,621
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	1,390	1,447,588
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	2,000	2,167,760
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/35	790	870,138
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/30	1,000	1,138,550
Lehigh & Northampton (Counties of) Airport Authority (Lehigh Valley Airport System); Series 2005 A, Ref. RB (INS-NATL) (d)(e)	5.00%	01/01/20	1,240	1,242,282
Series 2005 A, Ref. RB (INS-NATL) (d)(e)	5.00%	01/01/22	1,360	1,362,067
Series 2005 A, Ref. RB (INS-NATL) (d)(e)	5.00%	01/01/23	675	675,925
Lehigh (County of) Authority; Series 2013 A, Water & Sewer RB	5.00%	12/01/38	3,070	3,430,172
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	2,675	2,768,411
Lehigh (County of) General Purpose Authority (Cedar Crest); Series 2006, General RB (b)(c)	5.00%	04/01/16	1,030	1,065,772
Series 2006, General RB (INS-AGC) (d)	5.00%	04/01/26	480	485,918
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (INS-AGM) (d)	5.00%	07/01/35	1,000	1,072,590
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	4,250	4,599,180
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	4,053,150
Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.25%	01/01/43	3,000	3,140,130
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	3,600	3,938,760

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Montgomery (County of) Higher Education & Health Authority (Dickinson College); Series 2006 FF1, RB (INS-AGC) (d)	5.00%	05/01/31	$550	$569,388
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/27	1,460	1,575,136
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2006 A, RB	4.50%	11/15/36	1,100	1,101,749
Series 2012, Ref. RB	5.00%	11/15/27	2,400	2,566,176
Series 2012, Ref. RB	5.00%	11/15/28	500	531,870
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/45	3,150	3,311,406
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	4,452,286
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB (b)(c)	7.00%	02/01/18	1,500	1,734,810
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,214,040
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,519,840
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	2,200,860
Series 2010 C, Hospital RB (b)	4.50%	08/15/16	2,000	2,082,820
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	740	771,339
Series 2012, RB	5.00%	07/01/36	1,000	1,034,310
Northeastern York School District; Series 2007 B, Limited Tax GO Bonds (b)(c)	5.00%	04/01/17	1,000	1,078,810
Series 2007 B, Limited Tax GO Bonds (b)(c)	5.00%	04/01/17	2,000	2,157,620
Owen J. Roberts School District; Series 2006, Unlimited Tax GO Notes (b)(c)(f)	5.00%	05/15/16	16,695	17,443,437
Pennsylvania (Commonwealth of); First Series 2006, Unlimited Tax GO Bonds (b)(c)	5.00%	10/01/16	3,000	3,185,250
First Series 2013, Unlimited Tax GO Bonds (f)	5.00%	04/01/28	15,000	17,143,200
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	1,750	1,927,642
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (e)	5.00%	11/01/41	3,830	4,081,325
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB (e)	5.00%	12/01/34	2,000	2,155,280
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB (e)(g)	5.50%	11/01/44	2,365	2,428,027
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges FINCO LP); Series 2015, RB (e)	5.00%	06/30/42	5,915	6,341,590
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,049,560
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,234,820
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.10%	10/01/27	3,690	3,783,246
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/27	1,650	1,776,704
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2008, RB	5.88%	07/01/38	2,750	2,892,010
Series 2010, RB	6.00%	07/01/43	1,000	1,085,700
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	3,320	3,481,286
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	2,150	2,247,588
Series 2012, RB	5.00%	10/01/44	1,000	1,037,730

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	$5,000	$5,413,050
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/21	1,450	1,665,311
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	2,430	2,676,256
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2010, RB	5.00%	03/01/40	1,000	1,067,850
Series 2015, Ref. RB	5.25%	09/01/50	3,155	3,468,102
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	2,442,682
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (f)	5.00%	06/15/21	12,135	13,757,450
Pennsylvania (State of) Turnpike Commission; Series 2008 A-1, RB (INS-AGC) (d)(f)	5.00%	06/01/38	12,995	13,908,549
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (d)(h)	6.25%	06/01/33	5,840	6,851,722
Series 2009 E, Sub. Conv. CAB RB (h)	6.38%	12/01/38	720	782,806
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	1,000	1,085,150
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (h)	5.50%	12/01/34	2,065	2,184,687
Series 2010 B 2, Conv. CAB RB (h)	5.00%	12/01/30	1,875	1,963,237
Series 2010 B 2, Conv. CAB RB (h)	5.13%	12/01/35	1,500	1,559,715
Series 2011 B, Sub. Motor License Fund Special RB (f)	5.00%	12/01/41	11,000	11,985,930
Series 2014, Ref. RB	5.00%	12/01/34	1,500	1,669,050
Pennsylvania State University; Series 2005, RB	5.00%	09/01/29	2,000	2,024,280
Series 2005, RB	5.00%	09/01/35	4,000	4,048,560
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB (f)	5.00%	07/01/42	6,000	6,690,360
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	2,000	2,189,580
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (b)(c)	5.00%	05/15/20	4,995	5,822,771
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	1,915	2,075,630
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.88%	04/01/32	450	475,871
Series 2012, RB	6.25%	04/01/37	500	537,580
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/33	3,125	3,507,500
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,073,610
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,815	2,869,358
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,801,515
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,250	1,383,150
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (g)	6.50%	06/15/33	3,055	3,224,278
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS-AMBAC) (d)	5.25%	02/15/29	1,645	1,650,922
Philadelphia (City of); Ninth Series 2010, Gas Works RB	5.00%	08/01/30	1,500	1,644,180
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	3,610	3,978,292
Series 2007 A, Airport RB (INS-AGM) (d)(e)	5.00%	06/15/37	3,000	3,115,650
Series 2008 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (d)	5.25%	12/15/25	3,500	3,904,950
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (d)	5.50%	08/01/24	1,500	1,732,125
Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,654,830
Series 2009 B, Limited Tax GO Bonds (b)(c)	7.13%	07/15/16	1,040	1,118,634
Series 2010 C, Water & Wastewater RB (INS-AGM) (d)	5.00%	08/01/35	2,750	3,049,942
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,316,700
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/34	1,000	1,138,090

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Twelfth Series 1990 B, Gas Works RB (c)	7.00%	05/15/20	$1,910	$2,217,185
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (d)	5.13%	09/01/23	2,500	2,785,750
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (d)	5.00%	02/01/31	3,235	3,616,180
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS-AGM) (d)	5.00%	02/01/35	1,000	1,093,260
Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS-NATL) (d)	5.00%	12/01/25	2,215	2,255,977
Pittsburgh (City of) Water & Sewer Authority; Series 2008 D1, First Lien RB (INS-AGM) (d)	5.00%	09/01/24	2,000	2,217,320
Series 2008 D1, First Lien RB (INS-AGM) (d)	5.00%	09/01/25	3,000	3,319,950
Series 2013 A, Ref. First Lien RB	5.00%	09/01/31	1,250	1,411,075
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (d)	5.00%	02/15/28	195	196,964
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB (f)	5.00%	06/01/44	11,820	13,006,728
Series 2014, Ref. RB	5.00%	06/01/44	2,365	2,602,446
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/29	2,480	2,740,673
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (d)	5.00%	11/15/33	2,500	2,706,675
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/32	1,500	1,608,375
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (e)	5.00%	01/01/27	4,415	4,819,679
Twin Valley School District; Series 2006, Unlimited Tax GO Bonds (b)(c)	5.25%	10/01/15	1,820	1,850,958
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	3,000	3,544,350
University of Pittsburgh - of the Commonwealth System of Higher Education (University Capital); Series 2000 B, Ref. RB (f)	5.25%	09/15/34	10,000	11,419,600
Series 2005 A, RB (f)(i)	5.25%	09/15/30	10,000	11,437,400
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/36	1,700	1,854,547
Series 2010, College RB	5.25%	11/01/30	1,500	1,694,370
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/35	470	477,553
West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS-AGM) (d)	5.13%	04/01/31	1,500	1,648,965
Series 2009, Limited Tax GO Bonds (INS-AGM) (d)	5.50%	04/01/24	500	561,375
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB (b)(c)	5.75%	01/01/16	2,350	2,424,354
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/31	2,250	2,538,585
Series 2013, RB	5.00%	08/15/37	2,000	2,230,520
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	2,650	2,868,916
Wilkes-Barre (City of) Finance Authority (Wilkes University); Series 2007, Ref. RB	5.00%	03/01/37	3,000	3,058,860
				506,213,556

Guam–4.60%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,250	1,386,762
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,065	1,185,664
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (e)	6.25%	10/01/34	1,500	1,754,610
Series 2013 C, General RB (INS-AGM) (d)(e)	6.00%	10/01/34	1,550	1,808,540
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,285	1,422,945
Series 2012 A, Ref. RB	5.00%	10/01/34	1,700	1,821,618
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	3,290,310
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/29	1,055	1,176,388

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	$1,700	$1,876,817
				15,723,654

Virgin Islands–2.21%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/44	970	1,041,256
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,741,535
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,500	2,711,475
Series 2012 A, RB (g)	4.00%	10/01/22	1,040	1,076,088
				7,570,354

Puerto Rico–2.15%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	3,835	3,233,442
Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	5,805	4,118,996
				7,352,438
TOTAL INVESTMENTS(j)–157.04% (Cost $502,570,673)				536,860,002
FLOATING RATE NOTE OBLIGATIONS–(19.97)%
Notes with interest and fee rates ranging from 0.63% to 0.82% at 05/31/15 and contractual maturities of collateral ranging from 06/15/21 to 06/01/44 (See Note 1D)(k)				(68,285,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.06)%				(130,100,000)
OTHER ASSETS LESS LIABILITIES–0.99%				3,379,338
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$341,854,340

Investment	Abbreviations:

AGC	—Assured Guaranty Corp.	Conv.	—Convertible	PCR	—Pollution Control Revenue Bonds
AGM	—Assured Guaranty Municipal Corp.	GO	—General Obligation	RB	—Revenue Bonds
AMBAC	—American Municipal Bond Assurance Corp.	Gtd.	—Guaranteed	Ref.	—Refunding
BHAC	—Berkshire Hathaway Assurance Corp.	INS	—Insurer	Sr.	—Senior
CAB	—Capital Appreciation Bonds	NATL	—National Public Finance Guarantee Corp.	Sub.	—Subordinated

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security subject to the alternative minimum tax.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $6,728,393, which represented 1.97% of the Trust’s Net Assets.
(h)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	12.1%
(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $116,792,654 are held by TOB Trusts and serve as collateral for the $68,285,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Pennsylvania Value Municipal Income Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Value Municipal Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $10,368,141 and $9,214,458, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,741,815
Aggregate unrealized (depreciation) of investment securities	(1,253,864)
Net unrealized appreciation of investment securities	$34,487,951
Cost of investments for tax purposes is $502,372,051.

Invesco Pennsylvania Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.